Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments, Deposits and Other Receivables [Abstract]
Deposits paid for acquisitions	$ 82,609
Expected credit loss	$ 501	$ 501